INCOME TAX - Additional Information (Details)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax expense [line Items]
Statutory income tax rate		30.30%	24.10%	31.90%
United States
Disclosure of income tax expense [line Items]
Statutory income tax rate	27.00%	26.00%	26.00%	40.00%
France
Disclosure of income tax expense [line Items]
Statutory income tax rate		34.43%	34.43%	39.20%
Germany
Disclosure of income tax expense [line Items]
Statutory income tax rate		29.00%	29.00%	29.00%
Netherlands
Disclosure of income tax expense [line Items]
Statutory income tax rate		25.00%	25.00%	25.00%
Czech Republic
Disclosure of income tax expense [line Items]
Statutory income tax rate		19.00%	19.00%	19.00%